Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitment and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth our contractual obligations as of December 31, 2024:

	Year ended December 31,
	Total	2025	2026
	USD	USD	USD
Operating lease commitments for property management expenses under lease agreements	19,538	10,657	8,881